SCHEDULE OF INVENTORIES, NET (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories at warehouses	$ 2,003,528	$ 1,736,280
Inventories at showrooms	481,389	484,236
Inventories, gross	2,484,917	2,220,516
Less: allowance for obsolete inventories	(1,007,472)	(973,838)
Goods in transit	8,122,045	6,785,411
Total	$ 9,599,490	$ 8,032,089